Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche U.S. Multi-Factor Fund (the “Fund”), a series of Deutsche Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 27, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum
Vice President
Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.